SHAREHOLDERS' CAPITAL (Details) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Shareholder's Capital [Line Items]
Balance at January 1	CAD 2,452,722	CAD 2,181,089
Balance at January 1 (shares)	118,263	111,991
Shares issued for the Dividend Reinvestment Plan	CAD 110,493	CAD 192,998
Vesting of equity based awards (shares)	1,060	1,320
Share-settled dividends on vested equity based awards (shares)	170	87
Balance at December 31	CAD 2,650,706	CAD 2,452,722
Balance at December 31 (shares)	122,119	118,263
Equity based compensation [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for equity based compensation (shares)	197	193
Dividend reinvestment plan [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for the Dividend Reinvestment Plan (shares)	2,429	4,672
Issued capital [member]
Disclosure Of Shareholder's Capital [Line Items]
Vesting of equity based awards	CAD 69,743	CAD 67,146
Shares issued for equity based compensation	9,270	8,247
Share-settled dividends on vested equity based awards	CAD 8,478	CAD 3,242